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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08415

Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Ultra Short Bond fund, for the quarter ended 09/30/04. This series has a 06/30/04 fiscal year end.

Date of reporting period:	09/30/04

Item 1 — Schedule of Investments

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2004 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 4.8%
Bear Stearns Asset Backed Securities, Inc., Ser. 2003-AC3, Class A1, 4.00%, 7/25/2033	$1,054,411	$1,049,507
C-Bass, Ltd., Ser. 11A, Class D, 4.58%, 9/15/2039  144A	5,000,000	4,992,188
Emergent Home Equity Loan Trust, Ser. 1997-4, Class A-5, 7.08%, 12/15/2028	668,230	687,012
Equivantage Home Equity Loan Trust, Ser. 1997-4, Class A-3, 7.05%, 12/25/2028	647,604	662,231
Newcastle Investment Corp., Ser. 3A, Class 2FL, 3.09%, 9/24/2038 	10,000,000	10,060,156
Ocean Star plc, Ser. 2004-A, Class C, 3.36%, 11/12/2018  144A #	5,800,000	5,800,000
Option One Mortgage Corp., Ser. 1996-1, Class A1, 6.90%, 4/25/2026	305,504	305,345

Total Asset-Backed Securities (cost $23,537,896)		23,556,439

COMMERCIAL MORTGAGE-BACKED SECURITIES 13.0%
Fixed-rate 1.7%
Bank of America Structural Security Trust, Ser. 2002-X1, Class A3, 5.44%, 10/11/2033 144A	500,000	525,387
PaineWebber Mortgage Acceptance Corp., Ser. 1996-M1, Class E, 7.66%, 1/2/2012 144A	2,250,000	2,428,390
Sawgrass Mills Trust, Ser. 2001-SGMA, Class E, 6.71%, 7/11/2011 144A	5,000,000	5,272,299

		8,226,076

Floating-rate 11.3%
Commerce 2003:
Ser. 2003-FL9, Class E, 2.76%, 11/15/2015 144A	8,000,000	8,051,364
Ser. 2003-FL9, Class F, 2.81%, 11/15/2015 144A	12,000,000	12,077,903
Credit Suisse First Boston Mortgage Securities Corp.:
Ser. 2003-TF2A, Class F, 2.86%, 11/15/2014 144A	6,000,000	6,036,006
Ser. 2004-FL1A, Class C, 2.19%, 5/15/2014 	3,812,000	3,811,472
GMAC Commercial Mortgage Asset Corp., Ser. 2003-SNFA, Class A, 2.59%, 1/17/2018 144A	8,803,910	8,814,074
GS Mortgage Securities Corp.:
Ser. 2003, Class GSFL6, 2.31%, 11/15/2015 144A	1,500,000	1,509,821
Ser. 2003, Class F, 2.66%, 11/15/2015 144A	4,000,000	4,024,619
JPMorgan Chase Mortgage Securities Corp., Ser. 2002-FL1, Class C, 3.03%, 2/14/2014 144A	5,100,421	5,106,576
Mall of America Capital Company LLC, Ser. 2000-1, Class C, 2.55%, 3/12/2010 144A	6,000,000	6,012,829

		55,444,664

Total Commercial Mortgage-Backed Securities (cost $63,585,294)		63,670,740

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.0%
Fixed-rate 1.7%
FHLMC:
Ser. 1650, Class J, 6.50%, 6/15/2023	2,800,000	2,911,128
Ser. 2541, Class LU, 4.00%, 12/15/2027	258,378	259,383
Ser. 2106, Class ZD, 6.00%, 12/15/2028 	1,786,984	1,860,021
Ser. 2174, Class PM, 6.50%, 1/15/2028	139,761	140,319
Ser. 2480, Class EH, 6.00%, 11/15/2031 	3,235,082	3,303,842

		8,474,693

Floating-rate 1.3%
FHLMC:
Ser. 1476, Class F, 2.57%, 2/15/2008	75,000	74,751
Ser. 1606, Class FC, 2.71%, 11/15/2008	413,099	410,705
Ser. 1625, Class FC, 2.72%, 12/15/2008	98,440	97,371
Ser. 1607, Class 1607 FA, 2.37%, 10/15/2013	20,867	20,616
Ser. 2395, Class FA, 2.36%, 6/15/2029	638,924	643,002
Ser. 2431, Class F, 2.26%, 3/15/2032	7,498	7,546
Ser. 2826, Class SC, 11.48%, 6/15/2034 	4,919,589	4,949,840
Ser. 1993-179, Class FB, 3.17%, 10/25/2023	310,911	314,082

		6,517,913

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $14,976,728)		14,992,606

[1]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.9%
Fixed-rate 5.8%
ABN AMRO Mortgage Corp., Ser. 2003-3, Class A 13, 5.00%, 2/25/2033	$1,031,344	$1,042,774
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-26, Class 3A4, 5.85%, 10/25/2032	4,122,000	4,205,012
DLJ Mortgage Acceptance Corp., Ser. 1993-19, Class A7, 6.75%, 1/25/2024	4,168,942	4,167,183
GS Mortgage Securities Corp., Ser. 2003-3F, Class 2A1, 4.50%, 4/25/2033	1,804,623	1,808,134
Residential Asset Securitization Trust, Ser. 2003-A8, Class A1, 3.75%, 10/25/2018	9,307,588	9,035,898
Residential Accredit Loans, Inc., Ser. 1997, Class A9, 7.25%, 6/25/2027	1,066	1,065
Residential Funding Mortgage Securities, Inc., Ser. 2002-S19, Class 2, 6.00%, 12/25/2032	851,428	854,397
Structured Asset Securities Corp.:
Ser. 2002-19, Class A1, 4.20%, 10/25/2032	107,088	107,326
Ser. 2003-1, Class 1A3, 5.25%, 2/25/2018	2,150,000	2,198,411
Ser. 2003-8, Class 2A3, 5.00%, 4/25/2033	1,354,330	1,354,426
Ser. 2003-14, Class 1A3, 5.50%, 5/25/2033	1,068,514	1,088,459
Washington Mutual Mortgage Securities Corp., Ser. 2003-MS4, Class LLA3, 5.00%, 2/25/2033	2,730,177	2,742,766

		28,605,851

Floating-rate 0.1%
Residential Accredit Loans, Inc., Ser. 2002, Class A7A, 2.24%, 9/25/2017	569,990	567,678

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $29,127,176)		29,173,529

AGENCY MORTGAGE-BACKED PASS-THROUGH SECURITIES 11.1%
Fixed-rate 8.1%
FHLMC:
5.50%, TBA #	9,625,000	9,940,816
6.00%, TBA #	9,500,000	9,811,713
FNMA:
6.50%, TBA #	3,300,000	3,461,905
7.00%, 8/1/2033	1,971,363	2,097,642
7.00%, 9/1/2033	1,699,611	1,808,262
7.00%, 10/1/2033	1,610,180	1,713,532
7.00%, 11/1/2033	2,822,285	3,003,805
7.50%, 1/1/2031	1,392,349	1,495,036
7.50%, 7/1/2033	3,080,949	3,335,133
7.50%, 8/1/2033	2,500,495	2,681,683
8.00%, 12/1/2008	18,164	19,042
10.00%, 5/1/2030	67,199	75,878
10.00%, 2/1/2031	264,757	298,951
GNMA:
7.50%, 3/15/2007	83,161	86,593
7.50%, 4/15/2007	81,177	84,528

		39,914,519

Floating-rate 3.0%
FHLMC:
5.41%, 12/1/2033	11,225,388	11,622,913
5.60%, 6/1/2033	801,986	811,544
FNMA:
4.03%, 3/1/2035 	1,938,931	2,016,327
4.80%, 1/1/2018	13,426	13,688
GNMA, 4.00%, 1/20/2019	366,705	375,172

		14,839,644

Total Agency Mortgage-Backed Pass-Through Securities (cost $54,685,958)		54,754,163

[2]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS-THROUGH SECURITIES 25.2%
Fixed-rate 0.1%
MASTR Alternative Loan Trust, Ser. 2003-5, Class 1A1, 6.50%, 7/25/2033	$94,876	$96,931

Floating-rate 25.1%
Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-9, Class 2A, 5.28%, 10/25/2032	160,735	161,777
Bear Stearns Alt-A Trust:
Ser. 2003-5, Class 42A2, 4.51%, 12/25/2033	4,926,079	4,941,459
Ser. 2003-6, Class 4A, 5.61%, 1/25/2034	3,720,111	3,790,681
Countrywide Home Loans, Ser. 2004-2, Class 2A1, 5.32%, 2/25/2034	6,807,076	6,943,902
Credit Suisse First Boston Mortgage Securities Corp.:
Ser. 2002-AR33, Class 4A1, 5.23%, 12/25/2032	16,122,233	16,366,367
Ser. 2003-AR20, Class A4, 4.70%, 8/25/2033	6,774,176	6,823,080
Ser. 2004-AR2, Class 3A1, 5.23%, 3/25/2034	3,904,530	3,948,792
Ser. 2002-AR17, Class 2A1, 5.38%, 12/19/2039	239,509	241,327
Guardian Savings & Loan Association, Ser. 1990-4W, Class A, 6.61%, 5/25/2020 	202,003	201,814
Housing Securities, Inc., Ser. 92-Sl, Class A2, 3.74%, 5/25/2016	368,243	368,903
Mastr Adjustable Rate Mortgages Trust:
Ser. 2003-1, Class 2A3, 4.65%, 12/25/2032	522,381	526,032
Ser. 2004-1, Class 4A1, 6.20%, 1/25/2034	10,041,598	10,294,402
Ser. 2004-8, Class 7A1, 5.57%, 9/25/2034 	7,255,312	7,388,159
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-A4, Class 4A, 5.48%, 6/25/2033	5,207,316	5,296,510
Residential Funding Securities Corp., Ser. 2001-RM, Class A, 6.18%, 12/25/2029	889,280	889,031
Structured Asset Securities Corp.:
Ser. 2003-15, Class 4A, 5.62%, 4/25/2033	20,119,870	20,512,033
Ser. 2003-34A, Class 3A1, 4.96%, 11/25/2033	3,815,392	3,862,568
Ser. 2003-34A, Class 6A, 5.12%, 11/25/2033	8,645,633	8,736,856
Ser. 2003-37A, Class 7A, 4.88%, 12/25/2033	363,371	369,803
Ser. 2003-37A, Class 5A, 5.07%, 12/25/2033	10,032,940	10,129,660
Ser. 2003-40A, Class 5A, 5.54%, 1/25/2034	8,253,096	8,402,170
Ser. 2004-4, Class 5A, 5.48%, 4/25/2034	2,887,252	2,932,838
Wells Fargo Mortgage Backed Securities Trust, Ser. 2002-D, Class 1A6, 5.69%, 8/25/2032	296,398	296,077

		123,424,241

Total Whole Loan Mortgage-Backed Pass-Through Securities (cost $124,163,124)		123,521,172

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 30.0%
Fixed-rate 11.3%
Countrywide Home Loans, Ser. 2002-22, Class M, 6.25%, 10/25/2032	2,931,733	2,967,542
Countrywide Funding Corp., Ser. 2002-28, Class M, 6.50%, 10/25/2032	387,823	407,397
Countrywide Alternative Loan Trust:
Ser. 2002-16, Class B1, 6.00%, 12/25/2032	2,642,377	2,696,391
Ser. 2002-18, Class M, 6.00%, 2/25/2033	4,732,871	4,882,023
Cendant Mortgage Corp.:
Ser. 1999-8, Class M1, 6.25%, 9/18/2029 	1,247,049	1,246,862
Ser. 1999-8, Class B1, 6.25%, 9/18/2029  144A	598,584	598,493
GMAC Mortgage Corp. Loan Trust, Ser. 2002-J2, Class M2, 6.25%, 5/25/2032	242,718	245,092
MASTR Resecuritization Trust:
Ser. 2003-3, 4.25%, 1/30/2033  144A	1,624,411	1,605,121
Ser. 2004-1, 4.75%, 7/1/2033  144A	3,927,538	3,850,215
Ser. 2004-3, 5.00%, 3/25/2034  144A	11,200,000	11,028,500
Ser. 2004-2, 5.25%, 3/25/2034  144A	14,441,081	14,188,361
PNC Mortgage Securities Corp., Ser. 1991-1, Class CB3, 6.80%, 3/25/2029	2,881,286	2,878,005
Structured Asset Securities Corp.:
Ser. 2002-17, Class B1, 6.07%, 9/25/2032	1,744,223	1,794,402
Ser. 2002-17, Class B2, 6.07%, 9/25/2032	3,570,237	3,663,459
Ser. 2003-8, Class B1I, 5.00%, 4/25/2018	558,202	570,307

[3]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
Fixed-rate continued
Washington Mutual Mortgage Securities Corp.:
Ser. 2002-S1, Class 3B3, 6.00%, 1/25/2017	$433,665	$438,921
Ser. 2002-S5, Class B3, 6.39%, 9/25/2032	1,899,272	1,951,589
Ser. 2001-MS12, Class CB1, 6.60%, 11/25/2031	657,777	656,009

		55,668,689

Floating-rate 18.7%
Bank of America Mortgage Securities, Inc.:
Ser. 2004-G, Class B3, 4.65%, 8/25/2034 	4,556,105	4,412,303
Ser. 2004-H, Class B2, 4.53%, 9/25/2034	3,898,979	3,819,386
Countrywide Home Loans, Ser. 2002-7, Class M, 5.37%, 5/19/2032	493,033	493,286
Credit Suisse First Boston Mortgage Securities Corp.:
Ser. 2003-AR5, Class 1A2, 4.82%, 1/25/2033	427,190	429,966
Ser. 2003-AR5, Class 2A3, 5.19%, 1/25/2033	963,709	967,299
Ser. 2003-AR9, Class IA3, 2.93%, 3/25/2033	446,202	451,300
Ser. 2003-AR15, Class 2A2, 4.86%, 6/25/2033	2,751,746	2,771,749
Ser. 2003-AR18, Class 2A4, 4.82%, 7/25/2033	1,228,380	1,239,417
Ser. 2003-AR24, Class 2A4, 2.84%, 9/25/2033	4,660,800	4,698,533
Ser. 2003-AR26, Class 9M1, 2.69%, 10/25/2033	4,648,500	4,680,240
Ser. 2003-AR28, Class 6M1, 2.69%, 12/25/2033	8,281,000	8,340,535
Lehman Structured Securities Corp., Ser. 2004-2, Class M2, 5.13%, 2/28/2033 144A	11,038,245	11,140,606
MASTR Adjustable Rate Mortgages Trust, Ser. 2004-1, Class B3, 5.47%, 2/25/2034 	4,418,015	4,463,575
Structured Asset Mortgage Investments, Inc., Ser. 2003-AR2, Class B1, 2.81%, 12/19/2033	3,000,000	3,052,756
Structured Asset Securities Corp.:
Ser. 2002-8A, Class B1II, 3.94%, 5/25/2032	11,673,000	11,956,953
Ser. 2003-22A, Class B1, 5.14%, 6/25/2033	12,893,256	13,172,317
Washington Mutual Mortgage Securities Corp..:
Ser. 2004-AR2, Class B1, 2.78%, 4/25/2044	8,032,113	8,057,108
Ser. 2004-AR2, Class B2, 2.78%, 4/25/2044	6,960,235	6,891,990
Wells Fargo Mortgage Backed Securities Trust, Ser. 2003-B, Class B1, 5.17%, 2/25/2033	915,134	930,501

		91,969,820

Total Whole Loan Subordinate Collaterilized Mortgage Obligations (cost $147,737,447)		147,638,509

REPERFORMING MORTGAGE-BACKED PASS-THROUGH SECURITIES 3.9%
FNMA:
Ser. 2001-T4, Class A1, 7.50%, 7/25/2041 	1,607,867	1,748,672
Ser. 2002-W8, Class A4, 7.00%, 6/25/2017	271,254	290,750
Ser. 2003-W2, Class 1A3, 7.50%, 7/25/2042	2,114,332	2,298,677
GS Mortgage Securities Corp., Ser. 2001-2, Class A, 7.50%, 6/19/2032  144A	7,508,266	8,105,363
Nomura Asset Acceptance Corp. Reperforming Loan Trust, Ser. 2004-R2, Class A2,
7.00%, 10/25/2034  144A	6,296,324	6,709,472

Total Reperforming Mortgage-Backed Pass-Through Securities (cost $19,134,587)		19,152,934

YANKEE OBLIGATIONS - CORPORATE 5.1%
FINANCIALS 5.1%
Diversified Financial Services 5.1%
Preferred Term Securities, Ltd.:
3.51%, 6/24/2034  144A	10,000,000	10,029,534
3.56%, 12/24/2033  144A	14,900,000	14,943,955

Total Yankee Obligations/Corporate Bonds (cost $24,905,645)		24,973,489

[4]

EVERGREEN ULTRA SHORT BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2004 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 3.8%
MUTUAL FUND SHARES 3.8%
Evergreen Institutional Money Market Fund ø ## (cost 18,608,641)	18,608,641	$18,608,641

Total Investments (cost $520,462,496) 105.8%		520,042,222
Other Assets and Liabilities (5.8%)		(28,413,238)

Net Assets 100.0%		$491,628,984

	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
#	When-issued or delayed delivery security
##	All or a portion of the security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To be Announced

On September 30, 2004, the aggregate cost of securities for federal income tax purposes was $520,462,496. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,363,506 and $1,783,780, respectively, with a net unrealized depreciation of $420,274.

[5]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: November 24, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: November 24, 2004